Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2019
Freehold Building
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, life of asset	60 years
Freehold Building | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, rate of depreciation % WDV per annum	2.00%
Freehold Building | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, rate of depreciation % WDV per annum	10.00%
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, life of asset	5 years
Furniture, Fittings and Equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, rate of depreciation % WDV per annum	15.00%
Furniture, Fittings and Equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, rate of depreciation % WDV per annum	20.00%
Vehicles and Machinery | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, life of asset	3 years
Property & equipment, rate of depreciation % WDV per annum	20.00%
Vehicles and Machinery | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property & equipment, life of asset	5 years
Property & equipment, rate of depreciation % WDV per annum	30.00%